Deferred tax - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	$ 2,587	$ 2,942
Credited to profit or loss	(466)	(316)
Exchange differences	44	(39)
At the end of the year	2,165	2,587
Depreciation allowances in excess of the related depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	304	336
Credited to profit or loss	(308)	(42)
Exchange differences	2	10
At the end of the year	(2)	304
Tax losses recognized
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	(293)	(244)
Credited to profit or loss	127	0
Exchange differences	42	(49)
At the end of the year	(124)	(293)
Intangible assets arising from business combination
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	2,576	2,850
Credited to profit or loss	(285)	(274)
Exchange differences	0	0
At the end of the year	$ 2,291	$ 2,576